Interest Expense, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Interest Expense

Interest expense, net consists of the following:

	For three months ended September 30,		For nine months ended September 30,
(in thousands)	2023	2022	2023	2022

Interest expense	$(43)	$(3)	$(77)	$(10)
Interest expense, related party	$(22)	$-	$(22)	$-
Contract asset interest expense	(90)	(89)	(268)	(268)
Interest income – related party	-	1	-	110
Interest income – other	13	2	111	8
Interest expense, net	$(142)	$(89)	$(256)	$(160)

Interest expense, net consists of the following:

	For years ended December 31,
(in thousands)	2022	2021
Interest expense	(12)	(2)
Contract asset interest expense	(358)	(358)
Interest income- related party	165	-
Interest income – other	10	16
Interest expense, net	$(195)	$(344)